CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net income (loss)		$ (1,431)	$ 3,148
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		1,287	743
Increase (decrease) in accrued severance pay		103	(278)
Stock-based compensation		599	878
Decrease (Increase) in deferred tax		(1,666)	630
Capital loss from disposal of property and equipment		(2)	0
Gain on barging purchase		(4,958)	0
Increase in trade receivables, net		(549)	(4,273)
Increase in other accounts receivable and prepaid expenses		(413)	(52)
Decrease (Increase) in inventories, net		589	(204)
Decrease in trade payables		(1,372)	(109)
Increase in employees and payroll accruals		637	724
Decrease in advance payment		0	(2,864)
Increase in accrued expenses and other liabilities		1,123	286
Net cash used in operating activities		(6,053)	(1,371)
Cash flows from investing activities:
Purchase of property and equipment		(165)	(346)
Acquisitions of subsidiaries, net of cash acquired		(2,896)	0
Acquisition of group of assets (non-business)		(1,174)	0
Decrease (increase ) in severance pay fund		(29)	223
Liability for future earn-out		0	(388)
Restricted bank deposits, net		1,649	2,152
Capitalization of software development costs		(1,224)	0
Net cash provided (used in) by investing activities		(3,839)	1,641
Cash flows from financing activities:
Treasury shares acquired		(2,379)	0
Liability for future earn-out		(2,050)	0
Proceeds from issuance of share capital, net of issuance costs		0	27,153
Proceeds from exercise of options and warrants, net		17	181
Net cash provided (used in) by financing activities		(4,412)	27,334
Increase (decrease) in cash and cash equivalents		(14,304)	27,604
Cash and cash equivalents at the beginning of the year		22,246	4,789
Cash and cash equivalents at the end of the year		7,942	32,393
Assets and liabilities of the acquired business, as of date of acquisition:
Working capital (excluding cash and cash equivalents)	[1]	2,264
Property and equipment, net	[1]	364
Deferred taxes, net	[1]	219
Intangible Assets including goodwill	[1]	6,198
Contingent consideration	[1]	(491)
Payable on account of an acquisition	[1]	(700)
Assets and liabilities of the acquired business, as of date of acquisition	[1]	7,854
Gain on bargain purchase	[1],[2]	(4,958)
Acquisitions of subsidiaries, net of cash acquired	[1]	(2,896)
Cash paid during the period for:
Income taxes, net		$ 0	$ 16

[1]	All purchase price allocations of the acquisitions are provisional.
[2]	Gain on bargain purchase is attributed to two of the acquisitions.